SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate	6.9618				6.9618
Description of Items to be Classified as Cash Equivalents	P90D	P90D
Net loss	$ (50,575)	¥ (352,092)	¥ (259,297)	¥ (285,684)
Net cash used in operating activities	(28,058)	(195,347)	(38,591)	26,732
Net current liabilities	49,551				¥ 344,964
Interest Costs Incurred	15,846	110,319	101,717	128,492
Interest and other costs relating to construction capitalized	11,724	81,619	55,485	38,533
Impairment on long-lived assets	10,930	76,089	5,433	28,600
Advertising expenses	1,079	7,510	2,429	2,910
Deferred Tax Liabilities, Loss Transfer	1,342		¥ 0	¥ 5,632	¥ 9,346
Cash inflows from credit facilities	$ 29,734	207,000
Offices and facility under leases | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract	1 year				1 year
Lessee, Finance Lease, Term of Contract	1 year				1 year
Offices and facility under leases | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract	18 years				18 years
Lessee, Finance Lease, Term of Contract	18 years				18 years
Land use rights under leases
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessee, Operating Lease, Term of Contract	50 years				50 years
Lessee, Finance Lease, Term of Contract	50 years				50 years
Equipment leased to others | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	5 years				5 years
Lessor, Direct Financing Lease, Term of Contract	5 years				5 years
Equipment leased to others | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lessor, Sales-type Lease, Term of Contract	20 years				20 years
Lessor, Direct Financing Lease, Term of Contract	20 years				20 years
CITIC Industrial [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Cash inflows from investment	$ 100,549	700,000
Cash inflows from credit facilities	$ 80,066	¥ 557,400